Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

4. Financial risk management

4.1 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk, price risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise the potential adverse effects on the financial performance of the Group. Risk management is carried out by the management of the Group.

4.1.1 Market risk

(a) Foreign exchange risk

Foreign exchange risk arises when future commercial transactions or recognized assets and liabilities are denominated in a currency that is not the Group entities’ functional currency. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and tries to minimise these exposures through natural hedges, wherever possible and may enter into forward foreign exchange contracts, when necessary.

The Group operates mainly in the Chinese Mainland with most of the transactions settled in RMB. The functional currency of the Group’s subsidiaries operate in the Chinese Mainland is RMB and whereas functional currency of the Company is USD. The Group’s subsidiaries located outside the Chinese Mainland, mainly including Hong Kong, Singapore, Brazil and Mexico are exposed to foreign exchange risk arising from various currency exposures.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.1 Market risk (Continued)

(a) Foreign exchange risk (Continued)

For the Group’s subsidiaries whose functional currency is RMB, if USD had strengthened/weakened by 5% against RMB with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB263,135, RMB216,900 and RMB190,235 lower/higher for the years ended December 31, 2025, 2024 and 2023, respectively as a result of translation of net monetary liabilities denominated in USD at the end of the year.

For the Group’s subsidiaries whose functional currency is USD, if RMB had strengthened/weakened by 5% against USD with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB88,448 and RMB51,151 lower/higher for the years ended December 31, 2025 and 2023, as a result of translation of net monetary liabilities denominated in RMB at the end of the year. The foreign exchanges gains (losses) would have been approximately RMB28,467 higher/lower for the year ended December 31, 2024, as a result of translation of net monetary assets denominated in RMB at the end of the year.

For the Group’s subsidiaries whose functional currency is USD, if MXN had strengthened/weakened by 5% against USD with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB217,480, RMB66,185 and RMB71,139 higher/lower for the years ended December 31, 2025, 2024 and 2023, respectively, as a result of translation of net monetary assets denominated in MXN at the end of the year.

For the Group’s subsidiaries whose functional currency is BRL, if USD had strengthened/weakened by 5% against BRL with all other variables held constant, the foreign exchanges gains (losses) would have been approximately RMB1,265, RMB1,520 and RMB198,284 lower/higher for the years ended December 31, 2025, 2024 and 2023, respectively, as a result of translation of net monetary liabilities denominated in USD at the end of the year.

(b) Price risk

The Group is exposed to price risk primarily in respect of its investments that classified either as other financial investments measured at FVTPL (Note 23) or other financial investments measured at FVOCI (Note 24). The Group is not exposed to commodity price risk. To manage its price risk arising from the investments, the Group diversifies its portfolio. Each investment is managed by management on a case by case basis.

The sensitivity analysis is performed by management to assess the exposure of the Group’s financial results to equity price risk of other financial investments measured at FVTPL and other financial investments measured at FVOCI at the end of each reporting period. If prices of the respective investments held by the Group had been 5% higher/lower, the profit before income tax for the years ended December 31, 2025 and 2024 would have been approximately RMB274,462 and RMB180,103 higher/lower as a result of gains/losses on other financial investments measured at FVTPL, respectively (the loss before income tax for the year ended December 31, 2023 would have been RMB144,336 lower/higher), and the other comprehensive income for the years ended December 31, 2025 and 2024 would have been approximately RMB279,458 and RMB281,238 higher/lower as a result of gains/losses on other financial investments measured at FVOCI, respectively (the other comprehensive loss for the year ended December 31, 2023 would have been RMB481,228 lower/higher).

(c) Interest rate risk

The Group’s interest rate risk primarily arose from borrowings with floating and fixed rates, cash and cash equivalents, restricted cash, loan receivables and treasury investments at amortized cost, and details of which have been disclosed in Note 21, Note 26, Note 27 and Note 34. Those carried at floating rates expose the Group to cash flow interest rate risk whereas those carried at fixed rates expose the Group to fair value interest rate risk.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.1 Market risk (Continued)

(c) Interest rate risk (Continued)

If the interest rate of borrowings with floating rate had been 50 basis points higher/lower, the profit before income tax for the years ended December 31, 2025 and 2024 would have been approximately RMB6,015 and RMB13,631 lower/higher, and the loss before income tax for the year ended December 31, 2023 would have been approximately RMB1,872 higher/lower.

The fair value interest rate risk from financial assets and liabilities carried at fixed rates is not significant for the Group. The Group regularly monitors its interest rate risk to ensure there is no undue exposure to significant interest rate movements.

4.1.2 Credit risk

The Group is exposed to credit risk mainly in relation to certain financial assets and contract assets, of which the carrying amounts represent the Group’s maximum exposure to the credit risk. The ECL arising from the credit risk are RMB2,077,109, RMB3,692,123 and RMB6,037,219 for the years ended December 31, 2023, 2024 and 2025, respectively

(a) Cash and cash equivalents, restricted cash, treasury investment stated at amortized cost and debt instruments measured at FVOCI

To manage credit risk arising from cash and cash equivalents, restricted cash, treasury investment stated at amortized cost and debt instruments measured at FVOCI, the Group only transacts with reputable financial institutions. Primarily these instruments are considered to have a low risk of default and the counterparty has a strong capacity to meet its contractual cash flows obligations in the near term. The identified credit losses are immaterial.

(b) Accounts receivable

To manage risk arising from accounts receivable, the Group has policies in place to ensure that credit terms are made to counterparties with an appropriate credit history and the management performs ongoing credit evaluations of its counterparties. The credit period granted to the customers is usually no more than 30 days and the credit quality of these customers is assessed, which takes into account their financial position, past experience and other factors.

The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the accounts receivable for the same types of contracts. To measure the ECL, accounts receivable and contract assets have been grouped based on shared credit risk characteristics and the days past due.

Accounts receivables are written off when there is no reasonable expectation of recovery with indicators including, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments after exhausting all practical recovery efforts. Subsequent recoveries of amounts previously written off are credited against the same line item.

The Group has a large number of customers and there is no single external customer deriving more than 10% of the Group’s total revenues.

(c) Other receivables

For other receivables, management makes periodic collective assessments as well as individual assessment on the recoverability of other receivables based on historical settlement records and past experiences. In view of the history of cooperation with debtors and the sound collection history of receivables due from them, management believes that the credit risk inherent in the Group’s outstanding other receivable balances is not significant.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

(d) Loan receivables

To manage credit risk arising from loan receivables, the Group performs standardized credit management procedures. For pre-approval investigation, the Group uses self-developed platform and systems using big data technology to optimize the review process, including credit analysis, assessment of collectability of borrowers, possibility of misconduct and fraudulent activities. In terms of credit examining management, the Group has established specific policies and procedures to assess loans offering. For subsequent monitoring, the Group has implemented credit examination on each borrower. Once the loan is issued, all borrowers will be assessed by fraud examination model to prevent fraudulent behaviours. In post-loan supervision, the Group has established risk monitoring alert system through periodical monitoring.

The estimation of credit exposure for risk management purposes is complex and requires the use of models, as the exposure varies with changes in market conditions, expected cash flows and the passage of time. The assessment of credit risk of a portfolio of assets entails further estimations as to the likelihood of defaults occurring, of the associated loss ratios and of default correlations between counterparties. The Group measures credit risk using Probability of Default (“PD”), Exposure at Default (“EAD”) and Loss Given Default (“LGD”).

(1)	Expected credit loss model for loan receivables:

The impairment of loan receivables was provided based on the “three-stages” model by referring to the changes in credit quality since initial recognition.

●	The loan receivables that are not credit-impaired on initial recognition are classified in “Stage 1” and have their credit risk continuously monitored by the Group. The expected credit loss is measured on a 12-month basis.
●	If a significant increase in credit risk (as defined below) since initial recognition is identified, the loan receivables are moved to “Stage 2” but is not yet deemed to be credit-impaired. The expected credit loss is measured on lifetime basis.
●	If the loan receivables are credit-impaired (as defined below), the loan receivables are then moved to “Stage 3”. The expected credit loss is measured on lifetime basis.

Interest income is calculated on the gross carrying amount of loan receivables (without deducting the loss allowance) in Stage 1 and 2 and on the loan receivables (net of loss allowance) in Stage 3.

The key judgments and assumptions adopted by the Group in addressing the requirements of the standard are discussed below:

●	Significant increase in credit risk (SICR)

The Group considers loan receivables to have experienced an SICR if the borrower is past due more than 1 day on its contractual payments.

●	Definition of default and credit-impaired assets

The Group defines loan receivables as in default and credit-impaired, when the borrower is more than 30 or 90 days past due on its contractual payments depends on different loan products.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

●	Measuring ECL – Explanation of inputs, assumptions and estimation techniques

To manage credit risk arising from loan receivables, standardized credit management procedures are performed. The Group measures credit risk using PD, EAD and LGD. This is consistent with the general approach used for the purpose of measuring ECL under IFRS 9. ECL is the product of the PD, EAD, and LGD.

●	Forward-looking information incorporated in the ECL models

The calculation of ECL incorporates forward-looking information. The Group has performed historical analysis and identified Gross Domestic Product (“GDP”) and Consumer Price Index (“CPI”) as the key economic variables impacting credit risk and expected credit losses.

As with any economic forecasts, the projections and likelihoods of occurrence are subject to a high degree of inherent uncertainty and therefore the actual outcomes may be significantly different to those projected. The Group considers these forecasts to represent its best estimate of the possible outcomes and has analyzed the nonlinearities and asymmetries within the Group’s different portfolios to establish that the chosen scenarios are appropriately representative of the range of possible scenarios.

●	Grouping of instruments for losses measured on a collective basis

For ECL provisions modeled on a collective basis, a grouping of exposures is performed on the basis of shared risk characteristics, such that risk exposures within a group are homogeneous.

(2)	Loss Allowance:

The credit loss allowance recognized in the year is impacted by a variety of factors, as described below:

●	Transfers between Stage 1 and Stages 2 or 3 due to loan receivables experiencing significant increases (or decreases) of credit risk in the year, and the subsequent “step up” (or “step down”) between 12-month and lifetime ECL;
●	Additional allowances for new loan receivables recognized, as well as releases for loan receivables derecognized in the year;
●	Loan receivables derecognized and write-offs of allowances related to assets that were written off during the year;
●	Changes in the inputs, assumptions and estimation techniques of ECL calculation during the reporting period.

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

The following tables represent changes in the gross carrying amount of the loan receivables between the beginning and the end of each reporting period:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2023	5,551,986	138,373	108,480	5,798,839

Transfers:
Transfer from Stage 1 to Stage 2	(322,405)	322,405	—	—
Transfer from Stage 1 to Stage 3	(930,149)	—	930,149	—
Transfer from Stage 2 to Stage 1	25	(25)	—	—
Transfer from Stage 2 to Stage 3	—	(121,231)	121,231	—
Net increases (decreases)	4,902,917	(6,344)	(10,717)	4,885,856
Write - offs	—	—	(945,311)	(945,311)
Currency translation differences	84,870	4,755	666	90,291

Gross carrying amount as of December 31, 2023	9,287,244	337,933	204,498	9,829,675

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2024	9,287,244	337,933	204,498	9,829,675

Transfers:
Transfer from Stage 1 to Stage 2	(467,517)	467,517	—	—
Transfer from Stage 1 to Stage 3	(2,101,393)	—	2,101,393	—
Transfer from Stage 2 to Stage 1	2,655	(2,655)	—	—
Transfer from Stage 2 to Stage 3	—	(348,198)	348,198	—
Net increases (decreases)	5,354,258	(61,297)	(218,540)	5,074,421
Write - offs	—	—	(1,565,290)	(1,565,290)
Currency translation differences	(628,531)	(32,231)	(86,727)	(747,489)

Gross carrying amount as of December 31, 2024	11,446,716	361,069	783,532	12,591,317

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Gross carrying amount as of January 1, 2025	11,446,716	361,069	783,532	12,591,317

Transfers:
Transfer from Stage 1 to Stage 2	(635,900)	635,900	—	—
Transfer from Stage 1 to Stage 3	(3,487,616)	—	3,487,616	—
Transfer from Stage 2 to Stage 1	2,366	(2,366)	—	—
Transfer from Stage 2 to Stage 3	—	(209,201)	209,201	—
Transfer from Stage 3 to Stage 2	—	146	(146)	—
Transfer from Stage 3 to Stage 1	4,407	—	(4,407)	—
Net increases (decreases)	4,991,642	(201,313)	(132,344)	4,657,985
Write - offs	—	—	(3,195,994)	(3,195,994)
Currency translation differences	496,297	27,753	167,473	691,523

Gross carrying amount as of December 31, 2025	12,817,912	611,988	1,314,931	14,744,831

The following tables represent the changes in the loss allowance for loan receivables between the beginning and the end of each reporting period:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2023	(252,350)	(112,318)	(95,544)	(460,212)

Transfers:
Transfer from Stage 1 to Stage 2	15,201	(15,201)	—	—
Transfer from Stage 1 to Stage 3	50,648	—	(50,648)	—
Transfer from Stage 2 to Stage 1	(16)	16	—	—
Transfer from Stage 2 to Stage 3	—	93,045	(93,045)	—
Net (increases) decreases	(427,451)	(217,500)	(893,519)	(1,538,470)
Write - offs	—	—	945,311	945,311
Changes in ECL measurement	(66,153)	(5,575)	527	(71,201)
Currency translation differences	(20,717)	(2,715)	(1,941)	(25,373)

Loss allowance as of December 31, 2023	(700,838)	(260,248)	(188,859)	(1,149,945)

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2024	(700,838)	(260,248)	(188,859)	(1,149,945)

Transfers:
Transfer from Stage 1 to Stage 2	52,760	(52,760)	—	—
Transfer from Stage 1 to Stage 3	306,068	—	(306,068)	—
Transfer from Stage 2 to Stage 1	(1,827)	1,827	—	—
Transfer from Stage 2 to Stage 3	—	262,730	(262,730)	—
Net (increases) decreases	(781,584)	(242,481)	(1,646,460)	(2,670,525)
Write - offs	—	—	1,565,290	1,565,290
Changes in ECL measurement	(51,290)	10,029	8,398	(32,863)
Currency translation differences	112,006	23,949	107,597	243,552

Loss allowance as of December 31, 2024	(1,064,705)	(256,954)	(722,832)	(2,044,491)

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total
	RMB	RMB	RMB	RMB
Loss allowance as of January 1, 2025	(1,064,705)	(256,954)	(722,832)	(2,044,491)

Transfers:
Transfer from Stage 1 to Stage 2	91,873	(91,873)	—	—
Transfer from Stage 1 to Stage 3	539,983	—	(539,983)	—
Transfer from Stage 2 to Stage 1	(1,725)	1,725	—	—
Transfer from Stage 2 to Stage 3	—	126,614	(126,614)	—
Transfer from Stage 3 to Stage 2	—	(130)	130	—
Transfer from Stage 3 to Stage 1	(3,903)	—	3,903	—
Net (increases) decreases	(803,837)	(216,376)	(2,935,582)	(3,955,795)
Write - offs	—	—	3,195,994	3,195,994
Changes in ECL measurement	(335,957)	19,338	83,780	(232,839)
Currency translation differences	(75,856)	(15,653)	(141,937)	(233,446)

Loss allowance as of December 31, 2025	(1,654,127)	(433,309)	(1,183,141)	(3,270,577)

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.2 Credit risk (Continued)

The changes of allowance ratio (loss allowance divided by gross carrying amount) for each stage during the reporting periods presented were primary due to the business expansions.

(3)	Write-off policy:

The Group writes off loan receivables, in whole or in part, when it has exhausted all practical recovery efforts and has concluded there is no reasonable expectation of recovery.

The Group may write off loan receivables that are still subject to enforcement activity. The Group still seeks to recover amounts it is legally owed in full, but which have been written off due to no reasonable expectation of full recovery.

(4)	Modification:

The Group rarely modifies the terms of loans provided to customers due to commercial renegotiations, or for distressed loans, with a view to maximizing recovery. The Group considers the impact from such modification is not significant.

4.1.3 Liquidity risk

The Group aims to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying businesses, the policy of the Group is to regularly monitor the Group’s liquidity risk and to maintain adequate cash and cash equivalents or to adjust financing arrangements to meet the Group’s liquidity requirements.

The Group analyzes its non-derivative financial liabilities into relevant maturity grouping based on the remaining year at each reporting period end to the contractual maturity date. The amount disclosed in the table is the contractual undiscounted cash flows.

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2023

Borrowings	7,925,685	913,814	198,610	—	9,038,109
Lease liabilities	522,131	378,920	267,148	86,589	1,254,788
Preferred shares issued by subsidiaries (i)	—	—	16,384,875	1,912,329	18,297,204
Accounts and notes payable	4,594,287	—	—	—	4,594,287
Other financial liabilities	10,493,551	197,643	8,599	54,972	10,754,765

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2024

Borrowings	11,045,619	637,315	195,492	—	11,878,426
Lease liabilities	563,252	330,468	312,368	55,413	1,261,501
Preferred shares issued by subsidiaries (i)	—	268,885	10,514,853	1,940,868	12,724,606
Accounts and notes payable	4,477,990	—	—	—	4,477,990
Other financial liabilities	11,419,633	—	49,094	54,972	11,523,699

4. Financial risk management (Continued)

4.1 Financial risk factors (Continued)

4.1.3 Liquidity risk (Continued)

	Less than	Between 1 year	Between 2 years
	1 year	and 2 years	and 5 years	Over 5 years	Total
	RMB	RMB	RMB	RMB	RMB
As of December 31, 2025

Borrowings	12,595,731	173,766	84,615	—	12,854,112
Lease liabilities	546,347	384,653	362,985	28,529	1,322,514
Preferred shares issued by subsidiaries (i)	262,915	3,914,992	6,366,406	3,084,258	13,628,571
Accounts and notes payable	4,936,984	—	—	—	4,936,984
Other financial liabilities	18,030,341	—	2,860	54,972	18,088,173
(i)

The preferred shares issued by the subsidiaries were presented as current liabilities as described in Note 3.1.12. The holders of preferred shares also have liquidation rights on certain deemed liquidation event, whose likelihood for the occurrence is remote.

4.2 Capital risk management

The Group’s objectives when managing capital are to:

●	Safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders; and
●	Maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to Shareholders, return capital to Shareholders, issue new shares, repurchase the Company’s shares or sell assets to reduce debt.

The Group monitors capital (including share capital, share premium, treasury shares and shares held for shares award scheme) by regularly reviewing the capital structure. As a part of this review, the Group considers the cost of capital and the risks associated with the issued share capital. In the opinion of the Directors of the Company, the Group’s capital risk is low.

4. Financial risk management (Continued)

4.3 Fair value estimation

4.3.1 Fair value hierarchy

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining the fair values, the Group has classified its financial instruments into three levels prescribed under the accounting standards.

The Group analyzes its financial instruments carried at fair values by level of the inputs to valuation techniques used to measure the fair values. Such inputs are categorized into three levels within a fair value hierarchy as follows:

●	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs other than quoted prices included within level 1 that are observable for the assets or liabilities, either directly (that is, as prices) or indirectly (that is, derived from prices)
●	Level 3: inputs for the assets or liabilities that are not based on observable market data (that is, unobservable inputs)

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2023, 2024 and 2025.

		As of December 31, 2023
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,250,041	—	3,250,041
Treasury investments measured at FVOCI	21	—	8,770	—	8,770
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	51,501	—	1,267,072	1,318,573
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,225,642	1,225,642
Other financial investments measured at FVTPL - Other investments	23	—	—	342,504	342,504
Other financial investments measured at FVOCI - Investments in ordinary shares	24	8,522,105	—	86,586	8,608,691
Other financial investments measured at FVOCI - Debt investments	24	—	1,015,875	—	1,015,875
Current and non-current contingent consideration assets	26	—	—	250,368	250,368
Short-term debt investments measured at FVTPL		—	—	254,501	254,501
Short-term debt investments measured at FVOCI		—	676,209	—	676,209
		8,573,606	4,950,895	3,426,673	16,951,174

Liabilities
Preferred shares issued by subsidiaries	33	—	—	13,846,145	13,846,145
Other current financial liabilities measured at FVTPL	32	—	—	32,971	32,971
Other non-current financial liabilities measured at FVTPL		—	—	173,526	173,526
		—	—	14,052,642	14,052,642

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.1 Fair value hierarchy (Continued)

		As of December 31, 2024
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	3,171,720	4,868,032	8,039,752
Treasury investments measured at FVOCI	21	—	9,769	—	9,769
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	176,424	—	1,919,716	2,096,140
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,147,455	1,147,455
Other financial investments measured at FVTPL - Other investments	23	—	—	358,464	358,464
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,594,762	—	30,000	5,624,762
Current and non-current contingent consideration assets	26	—	—	8,889	8,889
Derivative assets measured at FVTPL		—	122,699	—	122,699
Short-term debt investments measured at FVOCI		—	1,535,897	—	1,535,897
		5,771,186	4,840,085	8,332,556	18,943,827

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,961,493	10,961,493
Other current financial liabilities measured at FVTPL	32	—	93,174	334,034	427,208
Other non-current financial liabilities measured at FVTPL		—	—	36,632	36,632
		—	93,174	11,332,159	11,425,333

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.1 Fair value hierarchy (Continued)

		As of December 31, 2025
		Level 1	Level 2	Level 3	Total
	Note	RMB	RMB	RMB	RMB
Assets
Treasury investments measured at FVTPL	21	—	870,552	6,724,228	7,594,780
Treasury investments measured at FVOCI	21	—	99,357	—	99,357
Other financial investments measured at FVTPL - Investments in ordinary shares and preferred shares	23	1,063,570	—	2,430,399	3,493,969
Other financial investments measured at FVTPL - Investments in limited partnerships	23	—	—	1,705,035	1,705,035
Other financial investments measured at FVTPL - Other investments	23	—	—	290,229	290,229
Other financial investments measured at FVOCI - Investments in ordinary shares	24	5,571,051	—	18,118	5,589,169
Current and non-current contingent consideration assets	26	—	—	10,974	10,974
Derivative assets measured at FVTPL		—	—	3,789	3,789
Short-term equity investment measured at FVTPL		167,594	—	—	167,594
Short-term debt investments measured at FVTPL		—	—	26,517	26,517
Short-term debt instruments measured at FVOCI		—	1,802,743	4,052,269	5,855,012
Long-term debt instruments measured at FVOCI		—	—	547,330	547,330
		6,802,215	2,772,652	15,808,888	25,383,755

Liabilities
Preferred shares issued by subsidiaries	33	—	—	10,678,693	10,678,693
Other current financial liabilities measured at FVTPL	32	—	215,193	936,279	1,151,472
		—	215,193	11,614,972	11,830,165

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.2 Valuation techniques used to determine fair values

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximise the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required for evaluating the fair value of a financial instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to measure financial instruments of level 2 and level 3 include:

●	The use of quoted market prices or dealer quotes for similar instruments;
●	The discounted cash flows model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate;
●	The latest round financing, i.e. the prior transaction price or the third-party pricing information; and
●	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

There was no change to valuation techniques in use during the years ended December 31, 2023, 2024 and 2025.

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.3 Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 instruments of financial assets and financial liabilities except for preferred shares issued by subsidiaries for the years ended December 31, 2023, 2024 and 2025:

					Financial
	Financial assets				liabilities
	Investment in
	ordinary
	shares and	Investment in			Derivative
	preferred	ordinary			liabilities and
	shares	shares	Investment in	Others	other
	measured at	measured at	limited	measured	financial
	FVTPL	FVOCI	partnerships	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB
As of January 1, 2023	853,934	85,726	1,300,119	685,707	—
Additions	636,709	—	202	397,865	529,116
Disposals/settlements	—	—	(75,555)	(145,517)	—
Changes in fair value	(177,993)	—	(6,995)	(97,936)	(320,618)
Transfer to level 1 financial instruments	(60,402)	—	—	—	—
Currency translation differences	14,824	860	7,871	7,254	(2,001)
As of December 31, 2023	1,267,072	86,586	1,225,642	847,373	206,497

Net unrealized gains (losses) through profit or loss for the year	(177,993)	n/a	(6,995)	(97,936)	4,556

						Financial
	Financial assets					liabilities
	Investment in
	ordinary
	shares and	Investment in				Derivative
	preferred	ordinary		Treasury		liabilities and
	shares	shares	Investment in	investments	Others	other
	measured at	measured at	limited	measured at	measured	financial
	FVTPL	FVOCI	partnerships	FVTPL	at FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2024	1,267,072	86,586	1,225,642	—	847,373	206,497
Additions	551,744	—	1,500	14,265,000	53,576	247,986
Disposals/settlements	—	—	(54,073)	(9,454,911)	(266,394)	(456,098)
Changes in fair value	91,828	(5,000)	(31,439)	57,943	(152,885)	369,454
Transfer to level 1 financial instruments	—	(51,908)	—	—	(115,496)	—
Currency translation differences	9,072	322	5,825	—	1,179	2,827
As of December 31, 2024	1,919,716	30,000	1,147,455	4,868,032	367,353	370,666

Net unrealized gains (losses) through profit or loss for the year	128,580	n/a	(31,577)	54,587	(27,795)	(295,536)

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.3 Fair value measurements using significant unobservable inputs (level 3) (Continued)

							Financial
	Financial assets						liabilities
	Investment in
	ordinary
	shares and	Investment in					Derivative
	preferred	ordinary		Treasury	Loan	Others	liabilities
	shares	shares	Investment in	investments	receivables	measured	and other
	measured at	measured at	limited	measured at	measured at	at	financial
	FVTPL	FVOCI	partnerships	FVTPL	FVOCI	FVTPL	liabilities
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2025	1,919,716	30,000	1,147,455	4,868,032	—	367,353	370,666
Additions	550,111	—	620,093	31,622,698	30,035,537	53,403	900,000
Disposals/settlements	—	—	(58,822)	(29,881,408)	(25,260,285)	(27,060)	—
Changes in fair value	(22,773)	(11,882)	10,843	114,906	(175,653)	(62,116)	(333,831)
Currency translation differences	(16,655)	—	(14,534)	—	—	(71)	(556)
As of December 31, 2025	2,430,399	18,118	1,705,035	6,724,228	4,599,599	331,509	936,279

Net unrealized gains (losses) through profit or loss for the year	(22,773)	n/a	(5,816)	38,713	21,901	(62,116)	353

For the changes in level 3 instruments of preferred shares issued by subsidiaries, please see Note 33.

4.3.4 Valuation process, inputs and relationships to fair value

The Group has a team that manages the valuation of financial instruments for financial reporting purposes. The team manages the valuation exercise of the investments on a case by case basis. At least once every quarter, which coincides with the Group’s quarterly reporting dates, the team performs assessments and make updates, if necessary. On an annual basis, the team uses valuation techniques to determine the fair values of the Group’s level 3 instruments. External valuation experts will be involved when necessary.

The Group’s level 3 instruments are listed in the table in Note 4.3.3. As these instruments are not traded in active markets, their fair values have been determined using various applicable valuation techniques, including discounted cash flows, market approach, etc.

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.4 Valuation process, inputs and relationships to fair value (Continued)

The following table summarises the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements except for preferred shares issued by subsidiaries.

									Relationship of
					Significant				unobservable
					unobservable				inputs to fair
Description		Fair values			inputs	Range of inputs			values
		As of December 31,				As of December 31,
		2023	2024	2025		2023	2024	2025
	Note	RMB	RMB	RMB
Investments in ordinary shares and preferred shares measured at fair value (i)	23&24	1,353,658	1,949,716	2,448,517	Expected volatility	42.2%-64.9%	27.8%-79.2%	31.6%-83.1%	Depends on rights and restrictions of shares held by the Group
					Discount for lack of marketability (“DLOM”)	4.8%-29.0%	3.8%-29.3%	4.5%-29.1%	The higher the DLOM, the lower the fair value
					Risk-free interest rate	2.1%-4.2%	1.5%-3.8%	1.3%-4.1%	The higher the risk - free rate, the lower the fair value
Treasury investments measured at FVTPL	21	—	4,868,032	6,724,228	Expected rate of return	n/a	1.7%-4.1%	1.3%-2.2%	The higher the expected rate of return, the higher the fair value
Loan receivables measured at FVOCI	26	—	—	4,599,599	Note (ii)	n/a	n/a	Note (ii)	The higher the risk-adjusted discount rate, the lower the fair value
Derivative liabilities and other financial liabilities		206,497	370,666	936,279	Expected volatility	36.1%-46.3%	54.3%-67.2%	72.2%	The higher the expected volatility, the higher the fair value
					Risk-free interest rate	4.4%-5.7%	1.7%-4.4%	1.5%	The higher the risk-free rate, the lower the fair value
					Bond yield rate	n/a	n/a	3.0%	The higher the bond yield rate, the lower the fair value
(i)

If the respective unobservable inputs of investments in ordinary shares and preferred shares measured at FVTPL held by the Group had been 5% higher or lower, the profit before income tax for the year ended December 31, 2025 would have been approximately RMB17,429 lower or RMB17,494 higher (the profit before income tax for the year ended December 31, 2024 would have been approximately RMB17,943 lower or RMB17,927 higher; the loss before income tax for the year ended December 31, 2023 would have been RMB13,355 higher or RMB13,354 lower).

(ii)

For loan receivables at fair value through other comprehensive income, the fair values are determined based on discounted cash flow model using unobservable discount rates that reflect credit risk and market risk.

The fair value of the investments in limited partnerships recorded in other financial investments measured at FVTPL is based primarily on the portion of the net asset value (“NAV”) reported by the limited partnerships that is attributable to the Group. The NAV is derived from the fair value of these investments at the reporting date of the Group and the Group understands and evaluates the valuations provided by the general partners of the limited partnerships and makes necessary adjustments based on the results of the evaluation. The Group has not made any adjustments to the underlying values.

4. Financial risk management (Continued)

4.3 Fair value estimation (Continued)

4.3.4 Valuation process, inputs and relationships to fair value (Continued)

For preferred shares issued by subsidiaries,with the assistance from an external valuer, the Group applied the discounted cash flow method or the back-solved method to determine the underlying equity value of its subsidiaries and adopted option-pricing method and equity allocation model to determine the fair value of the preferred shares. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. Key assumptions based on the Group’s best estimates are set out as below:

	As of December 31,
	2023	2024	2025
Voyager Group Inc.
Risk-free interest rate	3.9%	4.4%	3.8%
DLOM	12.5%	13.0%	12.8%
Expected volatility	53.5%	54.4%	54.0%
Soda Technology Inc.
Risk-free interest rate	4.1%	4.2%	3.6%
DLOM	6.9%	5.7%	3.1%
Expected volatility	39.2%	41.2%	38.3%
City Puzzle Holding Limited
Risk-free interest rate	4.2%	4.3%	3.6%
DLOM	6.7%	10.3%	8.5%
Expected volatility	41.3%	48.5%	44.4%
Xiaoju Technology Holdings (CAY) Co.
Risk-free interest rate	—	—	3.8%
DLOM	—	—	14.0%
Expected volatility	—	—	61.9%

If the risk-free interest rate of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2025 would have been approximately RMB9,475 higher or RMB9,582 lower (profit before income tax for the year ended December 31, 2024 would have been approximately RMB2,787 higher or RMB1,355 lower; loss before income tax for the year ended December 31, 2023 would have been RMB14,073 lower or RMB18,266 higher).

If the DLOM of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2025 would have been approximately RMB74,955 higher or RMB74,955 lower (profit before income tax for the year ended December 31, 2024 would have been approximately RMB77,887 higher or RMB77,887 lower; loss before income tax for the year ended December 31, 2023 would have been RMB66,683 lower or RMB70,741 higher).

If the expected volatility of preferred shares issued by subsidiaries had been 5% higher or lower, the aggregate profit before income tax for the year ended December 31, 2025 would have been approximately RMB4,942 higher or RMB628 lower (profit before income tax for the year ended December 31, 2024 would have been approximately RMB38,209 higher or RMB41,613 lower; loss before income tax for the year ended December 31, 2023 would have been RMB97,910 lower or RMB99,222 higher).

The carrying amounts of the Group’s financial assets and financial liabilities measured at amortized cost are approximately their fair values.